Financial risk management - Additional information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments
Financial guarantees outstanding	₺ 21,607,347	₺ 14,613,792
Financial assets held for managing liquidity risk	₺ 5,595,255	₺ 6,029,132